Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in financial assets and real estate [abstract]
Available-for-sale (AFS)	€ 59,643	€ 99,884
Loans	12,556	46,823
Financial assets at fair value through profit or loss (FVTPL)	4,567	8,481
Total financial assets, excluding derivatives	76,766	155,188
Investments in real estate	59	2,643	€ 2,385
Total investments for general account	€ 76,825	€ 157,831